Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
the Pay Versus Performance Table (set forth below) is required to include “compensation actually paid” (“
CAP
”), as calculated per SEC disclosure rules, to the Company’s principal executive officer (“
PEO
”) and the Company’s
non-PEO
NEOs, as noted below. “Compensation actually paid” represents a new required calculation of compensation that differs significantly from the Summary Compensation Table calculation of compen sati
on, the NEO’s realized or earned compensation, as well as from the way in which the Compensation Committee views annual compensation decisions, as discussed in the CD&A. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to RSUs, which remain subject to forfeiture if the vesting conditions are not satisfied.

					Value of Initial Fixed $100 Investment Based on: (4)
Fiscal Year (1)	Summary Compensation Table Total for PEO ($) (2)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO Neos ($) (3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (5)	Net Loss ($)	Revenue ($) (6)

2023	8,059,437	1,794,534	3,890,638	(740,777)	31.23	106.08	101,844,000	408,315,000

2022	7,817,083	1,340,189	2,795,464	(4,053,065)	50.04	131.14	50,121,000	273,865,000

2021	3,477,984	52,715,812	1,723,813	18,253,944	78.28	118.37	41,270,000	204,293,000

(1)	Mr. Naudé has served as the PEO for the entirety of fiscal 2023, 2022 and 2021 and our other NEOs for the applicable years were as follows:

•	2023: Josh Glover; David Rudow; Greg Orenstein; April Rieger; and Matthew Hansen.

•	2022: Josh Glover; David Rudow; Greg Orenstein; and Sean Desmond.

•	2021: Greg Orenstein and Josh Glover.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Naudé and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other NEOs reported for the applicable year other than the PEO for such years.

(3)
To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Naudé and for the average of the other NEOs is set forth following the footnotes to this table.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on July 14, 2020 (the day on which regular-way
trading of Company common stock commenced). Historic stock price performance is not necessarily indicative of future stock price performance.

(5)	The TSR Peer Group consists of the component companies of the S&P 1500 Application Software Index.
(6)
The Compensation Committee determined that revenue is a core measure of the Company’s performance and stockholder value creation. While revenue is an independently weighted goal under the Company’s fiscal 2023 annual cash bonus program, it also indirectly impacts the compensation of our NEOs because it is reflected in both the Net Annual Contract Value and
Non-GAAP
Gross Margin metrics included in the fiscal 2023 annual cash bonus program. “Total Revenues” for incentive purposes is defined as subscription, customer support, professional services and other revenues recognized during fiscal 2023.

CAP Adjustments

Fiscal Year	Summary Compensation Table Total ($) (1)	Grant Date Fair Value of Stock Awards Granted in the Current Fiscal Year ($) (2)	Fair Value at Fiscal Year-end of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (3)	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($) (4)	Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (5)	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($) (6)	Fair Value as of Prior Fiscal Year-end of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (7)	Compensation Actually Paid ($)

Pierre Naudé

2023	8,059,437	(7,158,830)	4,368,307	(2,826,186)	—	(648,194)	—	1,794,534

2022	7,817,083	(6,874,000)	4,583,000	(3,778,054)	—	(407,840)	—	1,340,189

2021	3,477,984	(2,561,060)	9,181,400	41,222,988	—	1,394,500	—	52,715,812

Other NEOs (Average) (8)

2023	3,890,638	(3,317,732)	1,657,027	(1,962,871)	88,923	(412,548)	(684,214)	(740,777)

2022	2,795,464	(2,258,633)	1,467,614	(5,905,740)	—	(151,770)	—	(4,053,065)

2021	1,723,813	(1,250,630)	4,483,508	12,704,591	—	592,662	—	18,253,944

(1)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(2)	Represents the grant date fair value of the stock awards granted during the indi cate d fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(4)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(5)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(6)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(7)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8)	See footnote 1 above for the NEOs included in the average for each year.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Naudé has served as the PEO for the entirety of fiscal 2023, 2022 and 2021 and our other NEOs for the applicable years were as follows:

•	2023: Josh Glover; David Rudow; Greg Orenstein; April Rieger; and Matthew Hansen.

•	2022: Josh Glover; David Rudow; Greg Orenstein; and Sean Desmond.

•	2021: Greg Orenstein and Josh Glover.

Peer Group Issuers, Footnote [Text Block]	The TSR Peer Group consists of the component companies of the S&P 1500 Application Software Index.
PEO Total Compensation Amount	$ 8,059,437	$ 7,817,083	$ 3,477,984
PEO Actually Paid Compensation Amount	$ 1,794,534	1,340,189	52,715,812
Adjustment To PEO Compensation, Footnote [Text Block]
CAP Adjustments

Fiscal Year	Summary Compensation Table Total ($) (1)	Grant Date Fair Value of Stock Awards Granted in the Current Fiscal Year ($) (2)	Fair Value at Fiscal Year-end of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (3)	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($) (4)	Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (5)	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($) (6)	Fair Value as of Prior Fiscal Year-end of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (7)	Compensation Actually Paid ($)

Pierre Naudé

2023	8,059,437	(7,158,830)	4,368,307	(2,826,186)	—	(648,194)	—	1,794,534

2022	7,817,083	(6,874,000)	4,583,000	(3,778,054)	—	(407,840)	—	1,340,189

2021	3,477,984	(2,561,060)	9,181,400	41,222,988	—	1,394,500	—	52,715,812

Other NEOs (Average) (8)

2023	3,890,638	(3,317,732)	1,657,027	(1,962,871)	88,923	(412,548)	(684,214)	(740,777)

2022	2,795,464	(2,258,633)	1,467,614	(5,905,740)	—	(151,770)	—	(4,053,065)

2021	1,723,813	(1,250,630)	4,483,508	12,704,591	—	592,662	—	18,253,944

(1)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(2)	Represents the grant date fair value of the stock awards granted during the indi cate d fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(4)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(5)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(6)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(7)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8)	See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 3,890,638	2,795,464	1,723,813
Non-PEO NEO Average Compensation Actually Paid Amount	$ (740,777)	(4,053,065)	18,253,944
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
CAP Adjustments

Fiscal Year	Summary Compensation Table Total ($) (1)	Grant Date Fair Value of Stock Awards Granted in the Current Fiscal Year ($) (2)	Fair Value at Fiscal Year-end of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($) (3)	Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($) (4)	Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($) (5)	Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year ($) (6)	Fair Value as of Prior Fiscal Year-end of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($) (7)	Compensation Actually Paid ($)

Pierre Naudé

2023	8,059,437	(7,158,830)	4,368,307	(2,826,186)	—	(648,194)	—	1,794,534

2022	7,817,083	(6,874,000)	4,583,000	(3,778,054)	—	(407,840)	—	1,340,189

2021	3,477,984	(2,561,060)	9,181,400	41,222,988	—	1,394,500	—	52,715,812

Other NEOs (Average) (8)

2023	3,890,638	(3,317,732)	1,657,027	(1,962,871)	88,923	(412,548)	(684,214)	(740,777)

2022	2,795,464	(2,258,633)	1,467,614	(5,905,740)	—	(151,770)	—	(4,053,065)

2021	1,723,813	(1,250,630)	4,483,508	12,704,591	—	592,662	—	18,253,944

(1)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(2)	Represents the grant date fair value of the stock awards granted during the indi cate d fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(4)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(5)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(6)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(7)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(8)	See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
•
Relationship Between CAP to the PEO and Average Other NEOs and the Company’s TSR. Given the leverage of our executive compensation program towards equity-based awards, fluctuations in CAP for our PEO and other NEOs is most directly impacted by our stock price performance. Commensurate with our decline in TSR, calculated assuming a $100 investment in our common stock on July 14, 2020 (the day on which regular-way
trading of Company common stock commenced), from $78.28 as of January 31, 2021 to $31.23 as of January 31, 2023, our fiscal 2021 CAP for our PEO and other NEOs was $52,715,812 and $18,253,944, respectively, declining to fiscal 2023 CAP for our PEO and other NEOs of $1,794,534 and $(740,777), respectively.

Compensation Actually Paid vs. Net Income [Text Block]
•
Relationship Between CAP to the PEO and Average Other NEOs and the Company’s Net Income (Loss) and Revenue: Net income (loss) is not a component of our fiscal 2023 executive compensation program. Instead, the Company uses a variety of performance metrics to measure performance under its annual cash bonus program, with the fiscal 2023 program based on Revenue, Net Annual Contract Value and
Non-GAAP
Gross Margin, as described further in the CD&A. As a result, our CAP for our NEOs is less impacted by fluctuations in our net income as compared to our performance with respect to our annual cash bonus program metrics as well as our stock price performance. The Company’s fiscal 2021 net loss was $41,270,000 increasing to a net loss of $101,844,000 for fiscal 2023 and the Company’ revenues were $204,293,000 for fiscal 2021 increasing to $408,315,000 for fiscal 2023. Our fiscal 2021 CAP for our PEO and other NEOs was $52,715,812 and $18,253,944, respectively, declining to fiscal 2023 CAP for our PEO and other NEOs of $1,794,534 and $(740,777), respectively.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
•
Relationship Between CAP to the PEO and Average Other NEOs and the Company’s Net Income (Loss) and Revenue: Net income (loss) is not a component of our fiscal 2023 executive compensation program. Instead, the Company uses a variety of performance metrics to measure performance under its annual cash bonus program, with the fiscal 2023 program based on Revenue, Net Annual Contract Value and
Non-GAAP
Gross Margin, as described further in the CD&A. As a result, our CAP for our NEOs is less impacted by fluctuations in our net income as compared to our performance with respect to our annual cash bonus program metrics as well as our stock price performance. The Company’s fiscal 2021 net loss was $41,270,000 increasing to a net loss of $101,844,000 for fiscal 2023 and the Company’ revenues were $204,293,000 for fiscal 2021 increasing to $408,315,000 for fiscal 2023. Our fiscal 2021 CAP for our PEO and other NEOs was $52,715,812 and $18,253,944, respectively, declining to fiscal 2023 CAP for our PEO and other NEOs of $1,794,534 and $(740,777), respectively.

Total Shareholder Return Vs Peer Group [Text Block]
•
Relationship Between Company TSR and Peer Group TSR. The TSR of the S&P 1500 Application Software Index has outperformed the Company since July 14, 2020, the date on which regular-way
trading of Company common stock commenced. Assuming a $100 investment in our common stock on July 14, 2020 (the day on which regular-way
trading of Company common stock commenced), our TSR declined from $78.28 as of January 31, 2021 to $31.23 as of January 31, 2023, while the TSR of the S&P 1500 Application Software Index declined from $118.37 as of January 31, 2021 to $106.08 as of January 31, 2023.

Tabular List [Table Text Block]
Performance Measures Used to Link Company Performance and CAP to the NEOs
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for fiscal 202
3. Please see t
he CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program, including our annual cash bonus program.

•	Total revenue

•	Net Annual Contract Value

•	Non-GAAP gross margin

•	Stock price

Total Shareholder Return Amount	$ 31.23	50.04	78.28
Peer Group Total Shareholder Return Amount	106.08	131.14	118.37
Net Income (Loss)	$ 101,844,000	$ 50,121,000	$ 41,270,000
Company Selected Measure Amount	408,315,000	273,865,000	204,293,000
PEO Name	Mr. Naudé
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Annual Contract Value
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP gross margin
Non-GAAP Measure Description [Text Block]	The Compensation Committee determined that revenue is a core measure of the Company’s performance and stockholder value creation. While revenue is an independently weighted goal under the Company’s fiscal 2023 annual cash bonus program, it also indirectly impacts the compensation of our NEOs because it is reflected in both the Net Annual Contract Value and
Non-GAAP
	Gross Margin metrics included in the fiscal 2023 annual cash bonus program. “Total Revenues” for incentive purposes is defined as subscription, customer support, professional services and other revenues recognized during fiscal 2023.
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Stock price
PEO [Member] | Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,158,830)	$ (6,874,000)	$ (2,561,060)
PEO [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,368,307	4,583,000	9,181,400
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,826,186)	(3,778,054)	41,222,988
PEO [Member] | Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(648,194)	(407,840)	1,394,500
Non-PEO NEO [Member] | Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,317,732)	(2,258,633)	(1,250,630)
Non-PEO NEO [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,657,027	1,467,614	4,483,508
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,962,871)	(5,905,740)	12,704,591
Non-PEO NEO [Member] | Fair Value At Vesting Of Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	88,923
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(412,548)	$ (151,770)	$ 592,662
Non-PEO NEO [Member] | Fair Value As Of Prior Fiscal Year End Of Stock Option And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (684,214)